Provisions (Details) € in Millions, zł in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 PLN (zł)	Dec. 31, 2020 EUR (€)
Disclosure of provision matrix [line items]
PROVISIONS	€ 10,400		€ 10,852
Conversion Of Active Loans From Swiss Francs To PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
PROVISIONS	289	zł 1,304
Portion Of Provision Charged In Results During The First Semester | Conversion Of Active Loans From Swiss Francs To PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of provision matrix [line items]
PROVISIONS	154
Other combined provisions
Disclosure of provision matrix [line items]
PROVISIONS	4,878		4,425
Provisions for taxes
Disclosure of provision matrix [line items]
PROVISIONS	609		600
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
PROVISIONS	1,128		1,163
Provision for customer remediation
Disclosure of provision matrix [line items]
PROVISIONS	625		395
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
PROVISIONS	24		69
Provision for restructuring
Disclosure of provision matrix [line items]
PROVISIONS	1,114		810
Other
Disclosure of provision matrix [line items]
PROVISIONS	946		951
BRAZIL | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
PROVISIONS	432		€ 437
Additional provisions charged to income statement	83
Use of the available provisions	138
BRAZIL | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	69
Use of the available provisions	131
UK | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Use of the available provisions	46
POLAND | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	€ 64